Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	26,205	31,150	38,327
Weighted average remaining term (years)	2 years 10 months 13 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 53.60	$ 42.37	$ 35.88
Stock options exercisable (in shares) | shares	3,672	5,522
Weighted average exercise price, options exercisable (in CAD per share)	$ 42.14	$ 37.60
$20.76 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,441
Weighted average remaining term (years)	2 years 3 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 27.42
Stock options exercisable (in shares) | shares	969
Weighted average exercise price, options exercisable (in CAD per share)	$ 24.84
$20.76 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.76
$20.76 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,411
Weighted average remaining term (years)	1 year 10 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 36.67
Stock options exercisable (in shares) | shares	1,227
Weighted average exercise price, options exercisable (in CAD per share)	$ 36.56
$30.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $49.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	2,381
Weighted average remaining term (years)	2 years 4 months 28 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 40.52
Stock options exercisable (in shares) | shares	630
Weighted average exercise price, options exercisable (in CAD per share)	$ 40.50
$40.00 - $49.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $49.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 - $59.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	433
Weighted average remaining term (years)	3 years 10 months 9 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 54.24
Stock options exercisable (in shares) | shares	30
Weighted average exercise price, options exercisable (in CAD per share)	$ 54.24
$50.00 - $59.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 - $59.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $69.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	3,837
Weighted average remaining term (years)	3 years 5 months 26 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 64.90
Stock options exercisable (in shares) | shares	301
Weighted average exercise price, options exercisable (in CAD per share)	$ 64.21
$60.00 - $69.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $69.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $79.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	7,787
Weighted average remaining term (years)	4 years 2 months 4 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 78.48
Stock options exercisable (in shares) | shares	515
Weighted average exercise price, options exercisable (in CAD per share)	$ 76.35
$70.00 - $79.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $79.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 79.99
$80.00 - $86.06
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	915
Weighted average remaining term (years)	5 years 8 months 19 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 84.12
Stock options exercisable (in shares) | shares	0
Weighted average exercise price, options exercisable (in CAD per share)	$ 0
$80.00 - $86.06 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	80.00
$80.00 - $86.06 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 86.06